CONSOLIDATED STATEMENT OF CASH FLOWS - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
OPERATING ACTIVITIES
Net income including noncontrolling interest	$ 1,576.2	$ 1,440.3	$ 1,518.6
Less: Net income from discontinued operations including noncontrolling interest	133.3	174.4	148.4
Net income from continuing operations including noncontrolling interest	1,442.9	1,265.9	1,370.2
Adjustments to reconcile net income to cash provided by operating activities:
Depreciation	569.1	535.9	500.1
Amortization	206.2	194.5	184.6
Deferred income taxes	(22.1)	122.6	(358.5)
Share-based compensation expense	84.0	88.0	85.5
Pension and postretirement plan contributions	(186.0)	(60.0)	(144.1)
Pension and postretirement plan expense	22.6	25.7	30.9
Restructuring charges, net of cash paid	29.9	40.2	5.2
Gain on sale of businesses			(50.6)
Asset charges and write-downs			15.1
Other, net	17.6	19.1	21.4
Changes in operating assets and liabilities, net of effect of acquisitions:
Accounts receivable	(173.1)	(132.5)	(35.5)
Inventories	22.3	(100.5)	(46.3)
Other assets	(70.4)	(76.8)	(37.3)
Accounts payable	22.9	99.8	70.9
Other liabilities	80.8	(15.0)	313.0
Cash provided by operating activities - continuing operations	2,046.7	2,006.9	1,924.6
Cash provided by operating activities - discontinued operations	374.0	270.8	166.7
Cash provided by operating activities	2,420.7	2,277.7	2,091.3
INVESTING ACTIVITIES
Capital expenditures	(731.3)	(778.7)	(787.4)
Property and other assets sold	7.5	28.0	8.2
Acquisitions and investments in affiliates, net of cash acquired	(391.4)	(229.8)	(974.7)
Divestiture of businesses	6.8	9.2	118.8
Settlement of net investment hedges		14.1	2.1
Other, net	(21.2)	(4.7)	9.6
Cash used for investing activities - continuing operations	(1,129.6)	(961.9)	(1,623.4)
Cash used for investing activities - discontinued operations	(69.5)	(68.1)	(103.6)
Cash used for investing activities	(1,199.1)	(1,030.0)	(1,727.0)
FINANCING ACTIVITIES
Net issuances (repayments) of commercial paper and notes payable	(252.0)	341.8	(43.7)
Long-term debt borrowings			1,309.4
Long-term debt repayments	(400.6)	(551.6)	(799.0)
Reacquired shares	(353.7)	(562.4)	(600.3)
Dividends paid	(552.9)	(494.8)	(443.4)
Exercise of employee stock options	186.8	114.5	83.8
Acquisition related liabilities and contingent consideration	(1.5)	(10.1)	(0.3)
Other, net	27.3	(8.8)	(15.7)
Cash used for financing activities - continuing operations	(1,346.6)	(1,171.4)	(509.2)
Cash used for financing activities - discontinued operations	(3.0)	(1.3)	(13.5)
Cash used for financing activities	(1,349.6)	(1,172.7)	(522.7)
Effect of exchange rate changes on cash, cash equivalents and restricted cash	20.4	7.6	(10.6)
(Decrease) increase in cash, cash equivalents and restricted cash	(107.6)	82.6	(169.0)
Cash, cash equivalents and restricted cash, beginning of period - continuing operations (a)	243.2	163.3	309.3
Cash, cash equivalents and restricted cash, beginning of period - discontinued operations	50.8	48.1	71.1
Cash, cash equivalents and restricted cash, beginning of period (a)	294.0	211.4	380.4
Cash, cash equivalents and restricted cash, end of period - continuing operations (b)	118.8	243.2	163.3
Cash, cash equivalents and restricted cash, end of period - discontinued operations	67.6	50.8	48.1
Cash, cash equivalents and restricted cash, end of period (b)	$ 186.4	$ 294.0	$ 211.4